SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Schedule of property, plant and equipment estimated useful life and residual value

Category	Estimated useful life
Buildings	35 years
Furniture, fixture and equipment	5 years
Motor vehicles	5 years
Leasehold improvement and building improvement	Shorter of lease term or economic life

Schedule of revenues disaggregated by revenue sources and revenue types

	Years ended December 31,
	2017	2018	2019

Net revenues:
PRC kindergartens	105,679	124,175	131,427
PRC play-and-learn centers	29,871	26,777	24,901
Singapore kindergartens, student care centers and others	—	—	19,073
Others	5,253	5,546	6,882

Total net revenues	140,803	156,498	182,283

The following table presents the Group’s revenues disaggregated by revenue types.

	Years ended December 31,
	2017	2018	2019
Services:
Tuition fees from kindergartens, play-and-learn centers and student care centers	100,745	117,080	147,417
Franchise fees	13,537	14,365	12,269
Training and other services	7,703	7,161	6,156
Royalty fees	884	610	341
	122,869	139,216	166,183
Products:
Sale of educational merchandise	17,934	17,282	16,100
Total net revenues	140,803	156,498	182,283

Schedule of contract liabilities

	As of December 31,
	2018	2019

Prepayments from customers, current portion	6,647	5,904
Prepayments from customers, non-current portion	3,582	2,508
Deferred revenue, current portion	29,578	31,993
Deferred revenue, non-current portion	6,915	5,531